PGIM S&P 500 Max Buffer ETF – December
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investment 1.3%
Option Purchased*~
(cost $304,707)		$119,245

Total Long-Term Investment 1.3% (cost $304,707)		119,245

Short-Term Investments 104.6%
Affiliated Mutual Fund 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $137,414)(wb)	137,414	137,414
Option Purchased*~ 103.1%
(cost $9,008,577)		9,359,675

Total Short-Term Investments (cost $9,145,991)		9,497,089

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.9% (cost $9,450,698)		9,616,334
Option Written*~ (5.9)%
(premiums received $519,050)		(533,222)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $8,931,648)		9,083,112
Liabilities in excess of other assets(z) (0.0)%		(3,582)

Net Assets 100.0%		$9,079,530

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$13.67		128		13	$9,359,675
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39		128		13	119,245
Total Options Purchased (cost $9,313,284)								$9,478,920
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$731.09		128		13	$(533,222)
(premiums received $519,050)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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